Note F - Components of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
UNITED STATES
United States	$ 35,391	$ 49,692	$ 40,374
Foreign Countries [Member]
United States	1,875	4,042	3,903
United States	37,266	53,734	44,277
Current expense:
Federal	11,465	16,638	12,159
Foreign	292	946	792
State and local	963	1,376	981
Total current	12,720	18,960	13,932
Deferred (benefit) expense:
Federal	(443)	(1,181)	108
Foreign	(112)	(114)	(38)
State and local	(8)	(72)	171
Total deferred	(563)	(1,367)	241
Income tax expense	$ 12,157	$ 17,593	$ 14,173